UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8852

John Hancock Institutional Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      February 28

Date of reporting period:     May 31, 2005


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ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Independence Diversified Core Equity Fund II

5.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

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
John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
May 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 98.47%                                                                                                 $24,768,305
(Cost $20,636,515)

Aerospace & Defense 0.53%                                                                                                132,714
Honeywell International, Inc.                                                                              3,555         128,798
Raytheon Co.                                                                                                 100           3,916

Agricultural Products 1.11%                                                                                              279,885
Archer-Daniels-Midland Co.                                                                                14,100         279,885

Air Freight & Logistics 0.79%                                                                                            199,772
FedEx Corp.                                                                                                1,987         177,677
United Parcel Service, Inc. (Class B)                                                                        300          22,095

Apparel Retail 2.63%                                                                                                     662,333
Abercrombie & Fitch Co. (Class A)                                                                          4,200         240,786
American Eagle Outfitters, Inc.                                                                            3,500          99,050
Gap, Inc. (The)                                                                                           13,300         279,300
Limited Brands, Inc.                                                                                       2,100          43,197

Auto Parts & Equipment 0.41%                                                                                             102,015
Magna International, Inc. (Class A) (Canada)                                                               1,500         102,015

Automotive Retail 0.18%                                                                                                   45,260
AutoZone, Inc. (I)                                                                                           500          45,260

Biotechnology 0.52%                                                                                                      132,044
Amgen, Inc. (I)                                                                                            2,110         132,044

Brewers 1.33%                                                                                                            333,427
Anheuser-Busch Cos., Inc.                                                                                  2,000          93,700
Molson Coors Brewing Co. (Class B)                                                                         4,100         239,727

Broadcasting & Cable TV 0.36%                                                                                             90,160
Comcast Corp. (Class A) (I)                                                                                2,800          90,160

Communications Equipment 2.42%                                                                                           608,220
Cisco Systems, Inc. (I)                                                                                   16,700         323,646
Motorola, Inc.                                                                                             2,600          45,162
Nokia Oyj, American Depositary Receipt (ADR) (Finland)                                                    14,200         239,412

Computer Hardware 4.49%                                                                                                1,129,636
Apple Computer, Inc. (I)                                                                                   1,000          39,710
Dell, Inc. (I)                                                                                             8,300         331,087
Hewlett-Packard Co.                                                                                       11,500         258,865
International Business Machines Corp.                                                                      3,300         249,315
NCR Corp. (I)                                                                                              2,100          76,923
Sun Microsystems, Inc. (I)                                                                                45,600         173,736

Computer Storage & Peripherals 1.37%                                                                                     344,387
EMC Corp. (I)                                                                                              4,584          64,451
QLogic Corp. (I)                                                                                           4,700         150,494
Seagate Technology (I)                                                                                     6,100         129,442

Construction & Farm Machinery & Heavy Trucks 0.86%                                                                       217,401
Cummins, Inc.                                                                                              2,600         176,670
Navistar International Corp. (I)                                                                           1,335          40,731

Consumer Finance 0.73%                                                                                                   183,910
Capital One Financial Corp.                                                                                1,600         120,640
MBNA Corp.                                                                                                 3,000          63,270

Data Processing & Outsourced Services 1.11%                                                                              278,653
Computer Sciences Corp. (I)                                                                                3,906         180,887
Fiserv, Inc. (I)                                                                                             500          21,500
Sabre Holdings Corp.                                                                                       3,800          76,266

Department Stores 1.08%                                                                                                  271,149
Federated Department Stores, Inc.                                                                          4,020         271,149

Diversified Banks 1.51%                                                                                                  380,508
Bank of America Corp.                                                                                      6,900         319,608
Wachovia Corp.                                                                                             1,200          60,900

Diversified Chemicals 0.20%                                                                                               49,819
Dow Chemical Co. (The)                                                                                     1,100          49,819

Diversified Commercial Services 0.43%                                                                                    108,171
Cendant Corp.                                                                                              5,100         108,171

Diversified Financial Services 4.20%                                                                                   1,055,238
Citigroup, Inc.                                                                                           19,600         923,356
JPMorgan Chase & Co.                                                                                       3,689         131,882

Electric Utilities 1.90%                                                                                                 478,575
Edison International                                                                                       2,100          77,175
TXU Corp.                                                                                                  5,000         401,400

Electronic Manufacturing Services 0.48%                                                                                  121,180
Solectron Corp. (I)                                                                                       33,200         121,180

Fertilizers & Agricultural Chemicals 0.68%                                                                               171,000
Monsanto Co.                                                                                               3,000         171,000

Food Retail 0.96%                                                                                                        242,424
SUPERVALU, Inc.                                                                                            7,400         242,424

Forest Products 1.08%                                                                                                    272,306
Louisiana-Pacific Corp.                                                                                    4,700         118,346
Weyerhauser Co.                                                                                            2,400         153,960

Health Care Distributors 2.15%                                                                                           540,170
AmerisourceBergen Corp.                                                                                    4,000         258,280
McKesson Corp.                                                                                             7,000         281,890

Health Care Equipment 0.08%                                                                                               19,361
Becton, Dickinson & Co.                                                                                      337          19,361

Health Care Facilities 0.32%                                                                                              81,606
Manor Care, Inc.                                                                                           2,100          81,606

Health Care Services 0.22%                                                                                                56,137
Lincare Holdings, Inc. (I)                                                                                 1,277          56,137

Home Improvement Retail 1.45%                                                                                            365,955
Home Depot, Inc. (The)                                                                                     9,300         365,955

Homebuilding 0.37%                                                                                                        92,816
Lennar Corp. (Class A)                                                                                     1,600          92,816

Hotels, Resorts & Cruise Lines 0.64%                                                                                     162,096
Marriott International, Inc. (Class A)                                                                     2,400         162,096

Household Appliances 0.34%                                                                                                84,759
Stanley Works Co. (The)                                                                                    1,900          84,759

Household Products 1.54%                                                                                                 386,912
Kimberly-Clark Corp.                                                                                       4,900         315,217
Procter & Gamble Co. (The)                                                                                 1,300          71,695

Housewares & Specialties 1.13%                                                                                           283,841
Fortune Brands, Inc.                                                                                       1,200         103,800
Newell Rubbermaid, Inc.                                                                                    7,900         180,041

Hypermarkets & Super Centers 0.51%                                                                                       127,521
Wal-Mart Stores, Inc.                                                                                      2,700         127,521

Independent Power Producers & Energy Traders 0.34%                                                                        84,873
AES Corp. (The) (I)                                                                                        5,700          84,873

Industrial Conglomerates 5.14%                                                                                         1,293,392
General Electric Co.                                                                                      22,700         828,096
Textron, Inc.                                                                                              3,400         262,786
Tyco International Ltd. (Bermuda)                                                                          7,000         202,510

Industrial Machinery 0.99%                                                                                               250,166
Illinois Tool Works, Inc.                                                                                  2,963         250,166

Integrated Oil & Gas 8.18%                                                                                             2,056,368
BP Plc, (ADR) (United Kingdom)                                                                             1,100          66,220
Chevron Corp.                                                                                              8,946         481,116
ConocoPhillips                                                                                             4,300         463,712
Exxon Mobil Corp.                                                                                         18,600       1,045,320

Integrated Telecommunication Services 2.34%                                                                              588,875
ALLTEL Corp.                                                                                               1,700          98,889
AT&T Corp.                                                                                                 8,300         155,957
Sprint Corp.                                                                                              14,100         334,029

Investment Banking & Brokerage 0.98%                                                                                     245,360
Bear Stearns Cos., Inc. (The)                                                                                800          79,232
Goldman Sachs Group, Inc. (The)                                                                              800          78,000
Morgan Stanley                                                                                             1,800          88,128

IT Consulting & Other Services 0.18%                                                                                      45,612
Unisys Corp. (I)                                                                                           6,300          45,612

Leisure Products 1.39%                                                                                                   350,028
Brunswick Corp.                                                                                            2,600         111,904
Hasbro, Inc.                                                                                              11,800         238,124

Life & Health Insurance 3.04%                                                                                            764,406
AFLAC, Inc.                                                                                                3,100         128,805
Lincoln National Corp.                                                                                     1,900          86,507
MetLife, Inc.                                                                                              3,600         160,560
Prudential Financial, Inc.                                                                                 4,600         291,226
UnumProvident Corp.                                                                                        5,300          97,308

Managed Health Care 3.73%                                                                                                938,042
Aetna, Inc.                                                                                                3,800         296,438
Humana, Inc. (I)                                                                                           6,000         218,160
UnitedHealth Group, Inc.                                                                                   6,800         330,344
WellPoint, Inc. (I)                                                                                          700          93,100

Movies & Entertainment 2.11%                                                                                             530,209
Disney (Walt) Co. (The)                                                                                   10,700         293,608
Viacom, Inc. (Class B)                                                                                     6,900         236,601

Multi-Line Insurance 3.02%                                                                                               760,225
American International Group, Inc.                                                                         8,300         461,065
Hartford Financial Services Group, Inc. (The)                                                              4,000         299,160

Multi-Utilities & Unregulated Power 0.93%                                                                                235,180
Constellation Energy Group                                                                                 4,400         235,180

Office Electronics 0.37%                                                                                                  92,276
Xerox Corp. (I)                                                                                            6,800          92,276

Oil & Gas Equipment & Services 0.39%                                                                                      98,302
Halliburton Co.                                                                                            2,300          98,302

Oil & Gas Exploration & Production 0.14%                                                                                  34,923
EOG Resources, Inc.                                                                                          700          34,923

Oil & Gas Refining & Marketing 0.18%                                                                                      45,951
Sunoco, Inc.                                                                                                 448          45,951

Oil & Gas Storage & Transportation 0.14%                                                                                  34,979
Williams Cos., Inc. (The)                                                                                  1,900          34,979

Personal Products 0.98%                                                                                                  246,267
Estee Lauder Cos., Inc. (The) (Class A)                                                                    6,300         246,267

Pharmaceuticals 6.73%                                                                                                  1,693,372
Barr Pharmaceuticals, Inc. (I)                                                                             3,800         193,116
Forest Laboratories, Inc. (I)                                                                              6,656         256,788
Johnson & Johnson                                                                                         14,100         946,110
Merck & Co., Inc.                                                                                          2,200          71,368
Pfizer, Inc.                                                                                               8,100         225,990

Property & Casualty Insurance 4.14%                                                                                    1,041,647
ACE, Ltd. (Cayman Islands)                                                                                 6,200         267,964
Allstate Corp. (The)                                                                                       5,800         337,560
MBIA, Inc.                                                                                                 2,200         123,046
SAFECO Corp.                                                                                               3,300         177,573
XL Capital Ltd. (Class A) (Cayman Islands)                                                                 1,800         135,504

Railroads 0.56%                                                                                                          140,448
Norfolk Southern Corp.                                                                                     4,400         140,448

Reinsurance 1.00%                                                                                                        250,572
Everest Re Group, Ltd. (Bermuda)                                                                           2,800         250,572

Restaurants 0.60%                                                                                                        151,194
Darden Restaurants, Inc.                                                                                   4,655         151,194

Semiconductor Equipment 2.20%                                                                                            553,523
Applied Materials, Inc.                                                                                   19,300         316,713
Applied Micro Circuits Corp. (I)                                                                             200             574
Lam Research Corp. (I)                                                                                     7,700         236,236

Semiconductors 0.97%                                                                                                     243,632
Intel Corp.                                                                                                6,133         165,162
Texas Instruments, Inc.                                                                                    2,839          78,470

Steel 0.57%                                                                                                              142,217
Nucor Corp.                                                                                                  808          42,792
United States Steel Corp.                                                                                  2,500          99,425

Systems Software 2.08%                                                                                                   522,376
BMC Software, Inc. (I)                                                                                     2,800          47,656
Microsoft Corp.                                                                                           18,400         474,720

Thrifts & Mortgage Finance 2.18%                                                                                         548,854
Fannie Mae                                                                                                 3,300         195,492
Freddie Mac                                                                                                5,433         353,362

Tobacco 1.49%                                                                                                            375,984
Altria Group, Inc.                                                                                         5,600         375,984

Trading Companies & Distributors 0.75%                                                                                   187,917
Grainger (W.W.), Inc.                                                                                      3,455         187,917

Wireless Telecommunication Services 0.52%                                                                                129,774
Nextel Communications, Inc. (Class A) (I)                                                                  4,300         129,774

                                                                              Interest                 Par value
Issuer, description, maturity date                                            rate (%)                     ($000)          Value
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
Short-term investments 1.53%                                                                                            $386,000
(Cost $386,000)

Joint Repurchase Agreement 1.53%                                                                                         386,000
Investment in a joint repurchase agreement transaction with
Barclays
Capital, Inc. - Dated 5-31-05, due 6-1-05 (secured by U.S.
Treasury
Inflation Indexed Bond 3.625%, due 4-15-28 and U.S. Treasury
Inflation
Indexed Note 2.000%, due 1-15-14)                                             2.97                           386         386,000

Total investments 100.00%                                                                                            $25,154,305

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John Hancock

Independence Diversified Core Equity Fund II

Footnotes to Schedule of Investments

May 31, 2005 (unaudited)

(I) Non-income-producing security.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on May 31, 2005, including short-term investments, was $21,022,515. Gross unrealized appreciation and depreciation of investments aggregated $4,614,191 and $482,401, respectively, resulting in net unrealized appreciation of $4,131,790.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805
Subadviser
Independence Investment LLC
53 State Street
Boston, MA 02109

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

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
How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-888-972-8696
          24-hour automated information             1-800-597-1897
          TDD line                                  1-800-554-6713

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This report is for the information of the shareholders
of John Hancock Independence Diversified Core Equity Fund II.

425Q1     5/05
          7/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Institutional Series Trust

By: /s/ Keith F. Hartstein
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Keith F. Hartstein
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005


By: /s/ William H. King
    William H. King
    Vice President and Treasurer

Date:    July 25, 2005